Loans payable – related party	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Loans payable – related party

Note 4 – Loans payable – related party

Loans payable – related party as of December 31, 2022 and December 31, 2021 was $27,550, respectively. The balance was due to a member of management, non-interest bearing and payable upon demand.